CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net loss	¥ (914,800)	$ (132,630)	¥ (1,240,176)	¥ (1,105,166)
Adjustments for:
Depreciation of property and equipment	2,324	337	11,108	12,144
Amortization of intangible assets	102,621	14,879	54,099	13,026
Non-cash operating lease expense	12,996	1,884	29,464	41,205
Deferred tax benefit	(2,403)	(348)	(2,403)	(2,404)
Share-based compensation	70,105	10,164	200,186	463,214
Interest expense	438,112	63,520	35,350	36,798
Changes in estimate for accrued liabilities related to users' loyalty programs	4,137	600	12,369	8,746
Allowance for doubtful accounts	(467)	(68)	249,143	79,809
Unrealized loss (gain) of publicly traded equity security			15,315	(16,665)
Unrealized loss of non-marketable equity securities	50,487	7,320	1,208	54,403
Loss (gain) on disposal of property, plant and equipment	4,097	594	(216)	170
Gain on disposal of subsidiary			(23,083)
Equity in losses of affiliated companies	1,416	205	3,195
Impairment of long-term investment securities			28,528
Changes in assets and liabilities, net of impact of acquisition:
Accounts receivable	653,977	94,819	(282,272)	(297,664)
Amount due from related parties	211,061	30,601	123,731	(105,438)
Prepayments and other current assets	14,066	2,039	195,375	105,749
Accounts receivables, non-current			54,639	(54,639)
Other non-current assets	1,907	276	3,350	13,112
Accounts payable	81,226	11,777	(135,213)	120,575
Amount due to related parties	(6,336)	(919)	(2,499)	5,990
Registered users' loyalty payable	(31,918)	(4,628)	(10,935)	(61,519)
Salary and welfare payable	(6,426)	(932)	(83,334)	20,257
Tax payable	(3,405)	(494)	(53,265)	(20,964)
Accrued liabilities related to users' loyalty programs	(38,908)	(5,641)	(13,095)	2,157
Accrued liabilities and other current liabilities	(998,342)	(144,744)	593,134	(28,786)
Advances from customers and deferred revenue	(73,891)	(10,713)	(18,179)	(105,854)
Operating lease liabilities	(13,733)	(1,991)	(22,122)	(39,073)
Non-current liabilities	(1,733)	(251)	(2,524)	(2,957)
Net cash used in operating activities	(443,800)	(64,344)	(279,122)	(863,774)
Cash flows from investing activities:
Purchase of short-term investments	(26,402)	(3,828)	(899,787)	(1,271,776)
Purchase of long-term investments				(106,277)
Proceeds from sales and maturity of short-term investments	292,530	42,413	981,975	2,173,594
Purchase of intangible assets			(113)	(3,786)
Purchase of property and equipment	(7)	(1)	(7,607)	(6,198)
Proceeds from disposal of property and equipment	1,434	208	1,053	788
Prepayment for purchase of intangible asset				(3,800)
Net cash provided by investing activities	267,555	38,792	75,521	782,545
Cash flows from financing activities:
Proceeds from bank borrowings			20,000	70,000
Repayments of bank borrowings	(20,000)	(2,900)	(70,000)
Proceeds of borrowings from a related party				13,356
Repayment of borrowings from a related party			(12,959)
Net cash provided by financing activities	(20,000)	(2,900)	(66,094)	307,746
Net increase/ (decrease) in cash, cash equivalents and restricted cash	(196,242)	(28,452)	(269,695)	226,517
Effect of exchange rate changes on cash, restricted cash and cash equivalents	10,810	1,567	(9,263)	(7,415)
Cash, cash equivalents and restricted cash at the beginning of year	315,833	45,791	594,791	375,689
Cash, cash equivalents and restricted cash at the end of year	130,401	18,906	315,833	594,791
Supplemental disclosure of cash flow information:
Cash paid for interest (Note 14)	30,247	4,385	42	364
Cash paid for income taxes	1,478	214	4,079	3,268
Non-cash financing and investing activities:
Gains on repurchase of convertible redeemable preferred shares of a subsidiary	0		0	(14,842)
Content and intangible assets acquired from a third-party investor through the issuance of Series C convertible redeemable preferred shares of a subsidiary (Note 21)				(375,805)
The below table reconciles cash, cash equivalents, and restricted cash as reported in the consolidated balance sheets to the total of the same amounts shown in the consolidated statements of cash flows
Cash and cash equivalents	122,801	17,804	240,351	494,475
Restricted cash	7,600	1,102	75,482	100,316
Cash, cash equivalents and restricted cash at the end of year	130,401	18,906	315,833	594,791
Series B Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Payment of accrued issuance costs for convertible redeemable preferred shares of a subsidiary				(435)
Repurchase of Series B Convertible redeemable Preferred Shares of a subsidiary				(135,744)
Non-cash financing and investing activities:
Gains on repurchase of convertible redeemable preferred shares of a subsidiary				(14,843)
Series C Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Payment of accrued issuance costs for convertible redeemable preferred shares of a subsidiary			(3,135)
Proceeds from issuance of Series C Convertible redeemable Preferred Shares of a subsidiary, net of issuance costs				360,569
Non-cash financing and investing activities:
Accrued Series C convertible redeemable preferred shares issuance cost of a subsidiary				3,135
Series AB And C Convertible Redeemable Preferred Shares Of Subsidiary [Member]
Non-cash financing and investing activities:
Accretion to preferred shares redemption value	¥ 124,677	$ 18,076	¥ 108,896	¥ 48,277